SCHWAB CAPITAL TRUST
Schwab® Target 2010 Fund
Schwab® Target 2015 Fund
Schwab® Target 2020 Fund
Schwab® Target 2025 Fund
Schwab® Target 2030 Fund
Schwab® Target 2035 Fund
Schwab® Target 2040 Fund
Schwab® Target 2045 Fund
Schwab® Target 2050 Fund
Schwab® Target 2055 Fund
Schwab® Target 2060 Fund
Schwab® Target 2065 Fund
(each a fund and collectively, the funds)
Supplement dated January 12, 2022, to each fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.
Effective on or about February 1, 2022, the Summary Prospectuses, Statutory Prospectus and SAI are revised as follows:
1.
Schwab Target 2010 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 37.4% equity securities, 58.1% fixed-income securities and 4.5% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
2.
Schwab Target 2015 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 40.9% equity securities, 55.0% fixed-income securities and 4.1% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).

3.
Schwab Target 2020 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 43.3% equity securities, 52.9% fixed-income securities and 3.8% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
4.
Schwab Target 2025 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 53.4% equity securities, 43.5% fixed-income securities and 3.1% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
5.
Schwab Target 2030 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 65.7% equity securities, 32.0% fixed-income securities and 2.3% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
6.
Schwab Target 2035 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 74.8% equity securities, 23.4% fixed-income securities and 1.8% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).

7.
Schwab Target 2040 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 82.3% equity securities, 16.4% fixed-income securities and 1.3% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
8.
Schwab Target 2045 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 88.4% equity securities, 10.7% fixed-income securities and 0.9% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
9.
Schwab Target 2050 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 92.0% equity securities, 7.3% fixed-income securities and 0.6% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
10.
Schwab Target 2055 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 94.2% equity securities, 5.3% fixed-income securities and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).

11.
Schwab Target 2060 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 96.2% equity securities, 3.3% fixed-income securities and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
12.
Schwab Target 2065 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 97.0% equity securities, 2.5% fixed-income securities and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
13.
All funds

a.
Statutory Prospectus – Under “Investment Objectives, Strategies and Risks” in the “Fund Details” section: The sub-sections titled “Principal Investment Strategies of the Funds” and “Asset Allocation and Investment Strategies” are deleted and replaced in their entirety with the following:

Principal Investment Strategies of the Funds
Each fund seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab Funds and Laudus Funds. Each fund may also invest in unaffiliated third party mutual funds (referred to herein as unaffiliated funds and, together with Schwab Funds and Laudus Funds, the underlying funds). Each fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. For each of the funds, the target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy, in accordance with a predetermined “glide path” illustrated below under the “Asset Allocation and Investment Strategies” section. However, the investment adviser reserves the right to modify a fund’s target asset allocations from time to time should, in the investment adviser’s discretion, circumstances warrant a change. In general, each fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target retirement date. At the stated target date, each fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). Each fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date at which time each fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).
In addition to the strategic annual adjustment of each fund’s target asset allocation, the adviser may adjust each fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and the underlying funds’ performance in various market conditions. Accordingly, a fund’s allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, each fund will have exposure to one or more “style classes.” The style classes include domestic large-cap equity, domestic mid-cap equity, domestic small-cap equity, global real estate and international equity. The adviser may adjust a fund’s allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class and the style classes’ performance in various market conditions. Accordingly, a fund’s allocation to a particular style class within the equity asset class may increase or decrease throughout the year.
Each fund intends to invest in a combination of underlying funds; however, each fund may invest directly in equity and fixed-income securities, ETFs and cash and cash equivalents (including money market securities).
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, each fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When a fund engages in such activities, it may not achieve its investment objective.
Asset Allocation and Investment Strategies
Each fund invests in a combination of underlying funds. Each fund’s target allocation is intended to allocate investments among various asset classes such as equity, fixed income, and cash and cash equivalents (including money market securities). As set forth below, each fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances.
The following chart shows each fund’s target asset allocation among the various asset classes as of February 1, 2022. The allocations may not add to 100% due to rounding.
Target Asset Allocation*
Asset Class	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund
Equity Securities	37.4%	40.9%	43.3%	53.4%	65.7%	74.8%
Fixed-Income Securities	58.1%	55.0%	52.9%	43.5%	32.0%	23.4%
Cash and Cash Equivalents (Including Money Market Funds)	4.5%	4.1%	3.8%	3.1%	2.3%	1.8%
Target Asset Allocation*
Asset Class	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund	Schwab Target 2065 Fund
Equity Securities	82.3%	88.4%	92.0%	94.2%	96.2%	97.0%
Fixed-Income Securities	16.4%	10.7%	7.3%	5.3%	3.3%	2.5%
Cash and Cash Equivalents (Including Money Market Funds)	1.3%	0.9%	0.6%	0.5%	0.5%	0.5%

*
Market appreciation or depreciation may cause a fund’s actual asset allocation to vary temporarily from the fund’s target asset allocation.

As shown above, the portfolios of the funds with an earlier target retirement date are more heavily allocated to fixed-income securities and money market funds; therefore these funds represent a more conservative approach. Funds with later target retirement dates take a more aggressive approach by allocating a greater amount of their assets to equity securities.
The target asset allocations of the funds have been developed with two general rules of investing in mind:
•
Higher investment returns are generally accompanied by a higher risk of losing money. Put another way, the greater an investment’s potential return, the greater its potential loss. For example, equity securities generally provide long-term returns that are superior to fixed-income securities, although their returns have tended to be more volatile in the short-term.

•
Because their investments have more time to recover from losses, investors with longer time horizons generally have a higher risk tolerance.

For these reasons, the target asset allocations of the funds are expected to vary over time as your investment horizon changes.
Over time, the target allocation to asset classes will change according to a predetermined “glide path,” as illustrated in the following graph. As the glide path shows, each fund’s asset mix becomes more conservative as time elapses – both prior to and after the target retirement date. This reflects the need for reduced investment risk as retirement approaches and the need for greater certainty of income after retiring. The funds’ actual asset allocations may differ from the allocations shown in the illustration. Once a fund reaches its most conservative planned allocation, approximately 20 years after its target date, its allocation to equity securities will remain fixed at approximately 28.0% in equity securities, 66.0% in fixed-income securities and 6.0% in cash and cash equivalents (including money market securities). The adviser reserves the right to modify the glide path from time to time should circumstances warrant.
Differences in the performance of underlying funds and the size and frequency of purchase and redemption orders may affect a fund’s actual allocations.
b.
Statutory Prospectus – Under the “Fund Details” section: The sub-section titled “The Funds’ Investments in Asset Classes and Sub-Asset Classes” is deleted in its entirety and replaced with the following:

The Funds’ Investments in Asset Classes and Sub-Asset Classes
Through each fund’s investments in its underlying funds, each fund aims to provide diversification across major asset classes as well as diversification across a range of sub-asset classes within the major asset classes. Each fund’s allocation to an asset or sub-asset class will change over time. The investment adviser may add or remove asset classes and sub-asset classes at any time without prior notice. For additional details regarding how the adviser determines the funds’ underlying fund and asset class allocations, please refer back to the “Principal Investment Strategies” section in the Fund Summary sections and the section “Fund Details: Investment Objectives, Strategies and Risks” in this prospectus.
The following chart provides a list of the asset classes and sub-asset classes and the target allocation in which each fund expects to be invested as of February 1, 2022.
The allocations may not add to 100% due to rounding.

Major Asset Class	Sub-Asset Class	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund
U.S. Stocks	Large-Cap	22.65%	24.44%	25.54%	30.57%
	Mid-Cap	0.70%	0.76%	0.79%	0.97%
	Small-Cap	1.86%	2.02%	2.11%	2.88%
International Stocks	Developed	9.56%	10.82%	11.80%	14.83%
	Emerging Markets	0.00%	0.00%	0.00%	0.43%
Global Real Estate		2.62%	2.86%	3.03%	3.74%
Fixed Income	Intermediate-Term Bonds	39.60%	37.52%	36.11%	29.91%
	Short-Term Bonds	9.75%	9.02%	8.53%	6.59%
	Inflation-Protected Bonds	6.62%	6.29%	6.07%	3.49%
	International Bonds	2.10%	2.18%	2.21%	3.47%
Cash and Cash Equivalents (including Money Market Funds)		4.54%	4.09%	3.79%	3.11%
		100%	100%	100%	100%
Major Asset Class	Sub-Asset Class	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund	Schwab Target 2045 Fund
U.S. Stocks	Large-Cap	36.43%	40.50%	43.68%	45.83%
	Mid-Cap	1.18%	1.34%	1.46%	1.57%
	Small-Cap	3.99%	4.91%	5.72%	6.51%
International Stocks	Developed	18.20%	20.67%	22.68%	24.31%
	Emerging Markets	1.29%	2.16%	3.04%	4.01%
Global Real Estate		4.60%	5.24%	5.76%	6.19%
Fixed Income	Intermediate-Term Bonds	22.27%	16.74%	11.78%	7.73%
	Short-Term Bonds	4.50%	3.10%	2.05%	1.27%
	Inflation-Protected Bonds	1.09%	0.00%	0.00%	0.00%
	International Bonds	4.11%	3.60%	2.56%	1.70%
Cash and Cash Equivalents (including Money Market Funds)		2.33%	1.76%	1.27%	0.87%
		100%	100%	100%	100%
Major Asset Class	Sub-Asset Class	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund	Schwab Target 2065 Fund
U.S. Stocks	Large-Cap	46.90%	47.49%	48.02%	48.22%
	Mid-Cap	1.64%	1.68%	1.72%	1.73%
	Small-Cap	7.05%	7.37%	7.68%	7.80%
International Stocks	Developed	25.28%	25.86%	26.39%	26.61%
	Emerging Markets	4.74%	5.20%	5.66%	5.84%
Global Real Estate		6.44%	6.59%	6.73%	6.79%

Major Asset Class	Sub-Asset Class	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund	Schwab Target 2065 Fund
Fixed Income	Intermediate-Term Bonds	5.30%	3.84%	2.23%	1.50%
	Short-Term Bonds	0.84%	0.60%	0.50%	0.50%
	Inflation-Protected Bonds	0.00%	0.00%	0.00%	0.00%
	International Bonds	1.18%	0.86%	0.57%	0.50%
Cash and Cash Equivalents (including Money Market Funds)		0.64%	0.50%	0.50%	0.50%
		100%	100%	100%	100%
For more detailed information, including portfolio holdings for each of the funds, please visit the funds’ website at www.schwabfunds.com/schwabfunds_prospectus.
c.
Statutory Prospectus – Under “Description of Underlying Funds” in the “Fund Details” section: The following fund and accompanying description of its investment objective and principal investment strategies is added:

Investment Objective and Principal Investment Strategy
Unaffiliated Fixed Income Fund VI
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole is estimated by the fund’s subadvisers. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). The fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated in the Baa or BBB categories or above by one or more NRSROs or unrated securities of comparable quality are known as “investment grade securities.” Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The fund may invest a substantial portion of its assets in mortgage-backed and asset-backed securities.

d.
SAI – Under “INVESTMENT STRATEGIES: The third paragraph is deleted and replaced in its entirety with the following:

Each Schwab Target Fund seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab Funds and Laudus Funds. Each Schwab Target Fund may also invest in unaffiliated third party mutual funds. Each Schwab Target Fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. For each Schwab Target Fund, the target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, each Schwab Target Fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target retirement date. At the stated target date, each Schwab Target Fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). Each Schwab Target Fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. Each Schwab Target Fund intends to invest in a combination of underlying funds; however, each fund may invest directly in equity and fixed-income securities, ETFs and money market securities. These investments and the risks normally associated with these investments are discussed below.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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